ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2017
Trade and other current receivables [abstract]
ACCOUNTS RECEIVABLE	NOTE 5 – ACCOUNTS RECEIVABLE:
	As of December 31,
	2 0 1 7	2 0 1 6
	$ in thousand

Government institutions	180	28
Prepaid expenses	12	7
	192	35